Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of related party [Abstract]
Schedule of related party transactions

For the years ended December 31,	2021	2020	2019
Short-term employee compensation and benefits	$3,918,564	$3,514,527	$3,786,667
Termination benefits	—	495,175	—
Share-based compensation	2,703,256	1,757,723	1,123,408
	$6,621,820	$5,767,425	$4,910,075